Condensed Schedule of Investments (USD $)	Dec. 31, 2011		Dec. 31, 2010
Forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.70%
Fair Value	$ 129,011		$ 667,586
Future contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.60%		7.90%
Fair Value	1,038,654		7,327,528
United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value	17,650,000		38,355,000
Percentage of Net Assets	27.80%		41.20%
Fair Value	17,650,000		38,347,223
Unrealized appreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.90%
Fair Value	372,011		865,855
Unrealized appreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.90%
Fair Value	372,011		865,855
Unrealized depreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.20%)
Fair Value	(243,000)		(198,269)
Unrealized depreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.20%)
Fair Value	(243,000)		(198,269)
Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		9.40%
Fair Value	114,873		8,737,815
Futures contracts purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		2.60%
Fair Value	191,648		2,392,982
Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.20%)		0.70%
Fair Value	(135,434)		695,307
Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.60%
Fair Value	32,139		528,488
Futures contracts purchased | Financial | 2 Year U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%
Fair Value	8,297
Futures contracts purchased | Financial | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%
Fair Value	23,842
Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		1.00%
Fair Value	60,876		900,409
Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.50%
Fair Value	45,373		423,138
Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.40%
Fair Value			340,160
Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		3.70%
Fair Value	(79,729)		3,457,331
Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.50%		(1.50%)
Fair Value	923,781		(1,410,287)
Futures contracts sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.10%
Fair Value	244,336		114,862
Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		(0.10%)
Fair Value	178,160		(102,401)
Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.10%)
Fair Value			(83,833)
Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	35,521
Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.10%
Fair Value	98,142		53,323
Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	21,080
Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		(1.50%)
Fair Value	346,542		(1,392,238)
Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.80%		8.60%
Fair Value	1,167,665		7,995,114
Futures and forward contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.00%	[1]
Fair Value	43,954		30,575
Futures and forward contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.20%
Fair Value			229,304
Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.40%
Fair Value	305,388		369,324
Futures and forward contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.30%
Fair Value	39,646		255,318
Futures and forward contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		1.70%
Fair Value	251,264		1,536,949
Futures and forward contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		4.10%
Fair Value	480,241		3,853,276
Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		1.90%
Fair Value	47,172		1,720,368
SERIES A | Forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.60%
Fair Value	42,323		223,443
SERIES A | Future contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		6.20%
Fair Value	391,765		2,393,665
SERIES A | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value	8,300,000		16,070,000
Percentage of Net Assets	26.90%		41.70%
Fair Value	8,300,000		16,066,728
SERIES A | Unrealized appreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.70%
Fair Value	129,634		280,718
SERIES A | Unrealized appreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.70%
Fair Value	129,634		280,718
SERIES A | Unrealized depreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		(0.10%)
Fair Value	(87,311)		(57,275)
SERIES A | Unrealized depreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		(0.10%)
Fair Value	(87,311)		(57,275)
SERIES A | Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		7.40%
Fair Value	42,325		2,839,432
SERIES A | Futures contracts purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		2.00%
Fair Value	74,826		786,137
SERIES A | Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.20%)		0.50%
Fair Value	(53,540)		210,169
SERIES A | Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.50%
Fair Value	9,382		179,475
SERIES A | Futures contracts purchased | Financial | 2 Year U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%
Fair Value	3,156
SERIES A | Futures contracts purchased | Financial | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%
Fair Value	6,226
SERIES A | Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.80%
Fair Value	24,213		289,469
SERIES A | Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.30%
Fair Value	16,419		125,631
SERIES A | Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.30%
Fair Value			109,620
SERIES A | Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		3.00%
Fair Value	(28,975)		1,138,931
SERIES A | Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%		(1.20%)
Fair Value	349,440		(445,767)
SERIES A | Futures contracts sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		0.10%
Fair Value	93,543		38,756
SERIES A | Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		(0.10%)
Fair Value	65,240		(30,790)
SERIES A | Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.10%)
Fair Value			(32,675)
SERIES A | Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	12,966
SERIES A | Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	42,193		23,130
SERIES A | Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	8,280
SERIES A | Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(1.20%)
Fair Value	127,218		(444,188)
SERIES A | Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		6.80%
Fair Value	434,088		2,617,108
SERIES A | Futures and forward contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	17,684		8,946
SERIES A | Futures and forward contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.20%
Fair Value			72,644
SERIES A | Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		0.30%
Fair Value	114,090		127,982
SERIES A | Futures and forward contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.20%
Fair Value	16,951		84,669
SERIES A | Futures and forward contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		1.30%
Fair Value	89,702		503,875
SERIES A | Futures and forward contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		3.30%
Fair Value	181,301		1,263,872
SERIES A | Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		1.40%
Fair Value	14,360		555,120
SERIES B | Forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.80%
Fair Value	86,688		444,143
SERIES B | Future contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.00%		9.00%
Fair Value	646,889		4,933,863
SERIES B | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value	9,350,000		22,285,000
Percentage of Net Assets	28.70%		40.90%
Fair Value	9,350,000		22,280,495
SERIES B | Unrealized appreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		1.10%
Fair Value	242,377		585,137
SERIES B | Unrealized appreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		1.10%
Fair Value	242,377		585,137
SERIES B | Unrealized depreciation on forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.30%)
Fair Value	(155,689)		(140,994)
SERIES B | Unrealized depreciation on forward contracts | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.30%)
Fair Value	(155,689)		(140,994)
SERIES B | Futures contracts purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		10.70%
Fair Value	72,548		5,898,383
SERIES B | Futures contracts purchased | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		2.90%
Fair Value	116,822		1,606,845
SERIES B | Futures contracts purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.30%)		0.90%
Fair Value	(81,894)		485,138
SERIES B | Futures contracts purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.60%
Fair Value	22,757		349,013
SERIES B | Futures contracts purchased | Financial | 2 Year U.S. Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%
Fair Value	5,141
SERIES B | Futures contracts purchased | Financial | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	17,616
SERIES B | Futures contracts purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		1.10%
Fair Value	36,663		610,940
SERIES B | Futures contracts purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.50%
Fair Value	28,954		297,507
SERIES B | Futures contracts purchased | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.40%
Fair Value			230,540
SERIES B | Futures contracts purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.20%)		4.30%
Fair Value	(50,754)		2,318,400
SERIES B | Futures contracts sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.80%		(1.70%)
Fair Value	574,341		(964,520)
SERIES B | Futures contracts sold | Currency Swap
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.10%
Fair Value	150,793		76,106
SERIES B | Futures contracts sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		(0.10%)
Fair Value	112,920		(71,611)
SERIES B | Futures contracts sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			(0.10%)
Fair Value			(51,158)
SERIES B | Futures contracts sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	22,555
SERIES B | Futures contracts sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.20%		0.10%
Fair Value	55,949		30,193
SERIES B | Futures contracts sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	12,800
SERIES B | Futures contracts sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		(1.70%)
Fair Value	219,324		(948,050)
SERIES B | Futures and forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.20%		9.80%
Fair Value	733,577		5,378,006
SERIES B | Futures and forward contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.00%	[1]
Fair Value	26,270		21,629
SERIES B | Futures and forward contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.30%
Fair Value			156,660
SERIES B | Futures and forward contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.40%
Fair Value	191,298		241,342
SERIES B | Futures and forward contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.30%
Fair Value	22,695		170,649
SERIES B | Futures and forward contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		1.90%
Fair Value	161,562		1,033,074
SERIES B | Futures and forward contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		4.80%
Fair Value	298,940		2,589,404
SERIES B | Futures and forward contracts | Other Countries
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		2.10%
Fair Value	$ 32,812		$ 1,165,248

[1]	*Due to rounding